ALPINE EQUITY TRUST
ALPINE SERIES TRUST

SUPPLEMENT DATED MAY 3, 2016
TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016, AS AMENDED

The following replaces the applicable disclosure in the section of the Funds’ Prospectus titled “Management of the Funds – Investment Adviser”:

The Adviser has agreed contractually to waive and/or reimburse expenses of each Fund (except for International Fund, Emerging Markets Fund, Global Infrastructure Fund and Global Realty Fund) so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. These arrangements cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of a Fund for any year to exceed the limits described above.

The Adviser has agreed contractually to waive and/or reimburse expenses of Emerging Markets Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. The Adviser has agreed contractually to waive and/or reimburse expenses of Global Infrastructure Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.45% of the average net assets of the Class A shares and 1.20% of the average net assets of the Institutional Class shares. The Adviser has agreed contractually to waive and/or reimburse expenses of Global Realty Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. These arrangements cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of a Fund for any year to exceed the limits described above.

The following replaces the applicable disclosure in the section of the Funds’ Statement of Additional Information titled “Investment Advisory Arrangements”:

The Adviser has agreed contractually to waive and/or reimburse expenses of each Fund (except for the International Fund, Emerging Markets Fund, Global Infrastructure Fund and Global Realty Fund) so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. These arrangements cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of a Fund for any year to exceed the limits described above.

The Adviser has agreed contractually to waive and/or reimburse expenses of Emerging Markets Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. The Adviser has agreed contractually to waive and/or reimburse expenses of Global Infrastructure Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.45% of the average net assets of the Class A shares and 1.20% of the average net assets of the Institutional Class shares. The Adviser has agreed contractually to waive and/or reimburse expenses of Global Realty Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. These arrangements cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of a Fund for any year to exceed the limits described above.

Please retain this Supplement for future reference.